Consolidated Statements Of Operations And Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 60,958	$ 63,668	$ 98,300
Cost of revenues	(48,506)	(57,824)	(89,302)
Gross profit	12,452	5,844	8,998
Operating expenses:
Research and development (including share-based compensation expenses $238, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively)	(6,601)	(8,084)	(7,174)
Selling and marketing (including share-based compensation expenses $133, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively)	(4,259)	(1,331)	(9,265)
General and administrative (including share-based compensation expenses $382, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively)	(5,015)	(8,103)	(6,604)
Impairment of long-lived assets	0	0	(2,910)
Total operating expenses	(15,875)	(17,518)	(25,953)
Government subsidy income	20	162	761
Other operating income (loss)		(132)	24
Other operating income-net gain from the sale of real estate	14,939
(Loss) income from operations	11,536	(11,644)	(16,170)
Interest expense (including amortization of deferred financing costs of $nil, $263 and $387 for the years ended December 31, 2014, 2015 and 2016, respectively)	(1,697)	(1,365)	(503)
Interest income	65	412	1,684
Other income, net	84	110	2
Change in fair value of put option	(210)	(210)	(210)
(Loss) income before income taxes	9,778	(12,697)	(15,197)
Income tax expenses		(996)	(438)
Net (loss) income from continuing operations	9,778	(13,693)	(15,635)
Net income from discontinued operations	381	596	567
Net (loss) income	10,159	(13,097)	(15,068)
Less: Net (loss) income attributable to noncontrolling interests	27	(292)	(1,637)
Net (loss) income attributable to China Techfaith Wireless Communication Technology Limited	$ 10,132	$ (12,805)	$ (13,431)
Net (loss) income per share attributable to China Techfaith Wireless Communication Technology Limited-Basic and Diluted:
Continuing operations	$ 0.01	$ (0.02)	$ (0.02)
Discontinuing operation	0.00	0.00	0.00
Net (loss) income per share attributable to China Techfaith Wireless Communication Technology Limited	$ 0.01	$ (0.02)	$ (0.02)
Weighted average shares used in computation:
Basic	794,003,193	794,003,193	794,003,193
Diluted	794,003,193	794,003,193	794,003,193
Other comprehensive (loss) income
Net (loss) income	$ 10,159	$ (13,097)	$ (15,068)
Foreign currency translation adjustment	(21,134)	(13,695)	(8,614)
Comprehensive loss	(10,975)	(26,792)	(23,682)
Less: Comprehensive loss attributable to noncontrolling interests	(1,688)	(1,497)	(2,478)
Comprehensive loss attributable to China Techfaith Wireless Communication Technology Limited:	(9,287)	(25,295)	(21,204)
Third Parties
Revenues	53,982	57,999	96,668
Cost of revenues	(44,001)	(54,635)	(88,453)
Related Parties
Revenues	3,649	2,195
Cost of revenues	(3,417)	(2,167)
Real Estate
Revenues	3,327	3,474	1,632
Cost of revenues	$ (1,088)	$ (1,022)	$ (849)